Janus Henderson Mid Cap Growth Alpha ETF
Schedule of Investments
(unaudited)
January 31, 2025

Shares Value
Common Stocks - 99 .9%
Aerospace & Defense - 0 .2%
Axon Enterprise, Inc.* 53 $ 34,565
Banks - 2 .4%
NU Holdings Ltd. - Class A* 36,912 488,715
Beverages - 0 .4%
Celsius Holdings, Inc.* 3,619 90,403
Biotechnology - 0 .7%
Exelixis, Inc.* 4,065 134,755
Building Products - 1 .9%
Carlisle Cos., Inc. 61 23,757
Lennox International, Inc. 612 362,561
386,318
Capital Markets - 11 .2%
Ameriprise Financial, Inc. 1,032 560,747
Ares Management Corp. - Class A 2,554 506,254
Coinbase Global, Inc. - Class A* 1,523 443,696
Houlihan Lokey, Inc. - Class A 1,116 202,800
Lazard, Inc. - Class A 5,443 295,936
XP, Inc. - Class A 20,668 282,118
2,291,551
Commercial Services & Supplies - 0 .3%
Veralto Corp. 578 59,759
Communications Equipment - 1 .5%
Ubiquiti, Inc. 738 297,812
Construction & Engineering - 3 .1%
Comfort Systems USA, Inc. 793 346,343
EMCOR Group, Inc. 649 290,791
637,134
Consumer Finance - 0 .5%
Credit Acceptance Corp.* 218 110,694
Consumer Staples Distribution & Retail - 1 .0%
Sysco Corp. 2,943 214,603
Distributors - 1 .6%
Pool Corp. 978 336,676
Diversified Consumer Services - 0 .6%
H&R Block, Inc. 2,287 126,494
Electrical Equipment - 1 .8%
Rockwell Automation, Inc. 935 260,332
Vertiv Holdings Co. - Class A 942 110,233
370,565
Electronic Equipment, Instruments & Components - 3 .6%
CDW Corp. 884 176,040
Jabil, Inc. 1,760 285,841
Zebra Technologies Corp. - Class A* 706 276,710
738,591
Financial Services - 0 .8%
Corpay, Inc.* 444 168,938
Ground Transportation - 0 .5%
Lyft, Inc. - Class A* 7,820 105,883
Health Care Equipment & Supplies - 1 .7%
Insulet Corp.* 325 90,474
ResMed, Inc. 1,125 265,702
356,176
Health Care Providers & Services - 4 .3%
Cencora, Inc. 2,155 547,823

Janus Henderson Mid Cap Growth Alpha ETF
Schedule of Investments
(unaudited)
January 31, 2025

Shares Value
Common Stocks - (continued)
Health Care Providers & Services - (continued)
DaVita, Inc.* 1,912 $ 336,894
884,717
Health Care Technology - 2 .4%
Veeva Systems, Inc. - Class A* 2,099 489,613
Hotels, Restaurants & Leisure - 3 .8%
Darden Restaurants, Inc. 1,713 334,446
Expedia Group, Inc.* 2,125 363,269
Wendy's Co. (The) 5,719 84,813
782,528
Household Durables - 1 .7%
Tempur Sealy International, Inc. 5,422 342,345
Household Products - 1 .6%
Clorox Co. (The) 2,131 338,147
Independent Power and Renewable Electricity Producers - 0 .3%
Vistra Corp. 389 65,364
Insurance - 6 .1%
Allstate Corp. (The) 1,539 295,996
Everest Group Ltd. 719 249,860
Kinsale Capital Group, Inc. 416 183,847
Markel Group, Inc.* 162 296,262
RLI Corp. 3,001 220,123
1,246,088
IT Services - 7 .8%
EPAM Systems, Inc.* 1,086 275,801
Gartner, Inc.* 989 536,859
GoDaddy, Inc. - Class A* 2,127 452,306
Okta, Inc. - Class A* 3,505 330,241
1,595,207
Life Sciences Tools & Services - 2 .8%
Fortrea Holdings, Inc.* 4,302 72,317
Medpace Holdings, Inc.* 359 125,345
Waters Corp.* 897 372,685
570,347
Machinery - 0 .1%
Lincoln Electric Holdings, Inc. 147 29,221
Media - 0 .5%
Trade Desk, Inc. (The) - Class A* 793 94,113
Oil, Gas & Consumable Fuels - 2 .0%
Cheniere Energy, Inc. 1,819 406,819
Targa Resources Corp. 26 5,117
411,936
Professional Services - 1 .3%
Booz Allen Hamilton Holding Corp. - Class A 1,568 202,272
Paycom Software, Inc. 275 57,079
Verisk Analytics, Inc. - Class A 23 6,611
265,962
Retail REITs - 1 .6%
Simon Property Group, Inc. 1,941 337,462
Semiconductors & Semiconductor Equipment - 0 .8%
Astera Labs, Inc.* 515 52,231
Enphase Energy, Inc.* 1,709 106,437
158,668
Software - 17 .5%
AppLovin Corp. - Class A* 2,351 868,906

Janus Henderson Mid Cap Growth Alpha ETF
Schedule of Investments
(unaudited)
January 31, 2025

Shares Value
Common Stocks - (continued)
Software - (continued)
Bentley Systems, Inc. - Class B 6,131 $ 285,398
Datadog, Inc. - Class A* 218 31,111
DocuSign, Inc. - Class A* 3,992 386,146
Dropbox, Inc. - Class A* 6,527 209,843
Elastic NV* 953 107,289
Fair Isaac Corp.* 6 11,241
Manhattan Associates, Inc.* 1,304 272,001
Palantir Technologies, Inc. - Class A* 12,100 998,129
Pegasystems, Inc. 1,674 181,277
RingCentral, Inc. - Class A* 1,767 61,527
Teradata Corp.* 5,539 176,750
3,589,618
Specialty Retail - 3 .5%
Ulta Beauty, Inc.* 834 343,733
Williams-Sonoma, Inc. 1,783 376,873
720,606
Technology Hardware, Storage & Peripherals - 2 .0%
NetApp, Inc. 2,710 330,891
Pure Storage, Inc. - Class A* 1,213 82,229
413,120
Textiles, Apparel & Luxury Goods - 2 .0%
Crocs, Inc.* 2,274 232,107
Deckers Outdoor Corp.* 952 168,847
400,954
Trading Companies & Distributors - 4 .0%
Core & Main, Inc. - Class A* 5,563 313,976
WW Grainger, Inc. 479 509,019
822,995
Total Common Stocks (cost 19,218,254) 20,508,643
Investment Companies - 0 .1%
Money Market Funds - 0 .1%
Janus Henderson Cash Liquidity Fund LLC, 4.3414%
£,∞
(cost $11,612) 11,609 11,612
Total Investments (total cost $ 19,229,866 ) - 100 .0% 20,520,255
Cash, Receivables and Other Assets, net of Liabilities - 0.0% 916
Net Assets - 100.0% $20,521,171
Summary of Investments by Country - (Long Positions) (unaudited)
Country Value
% of
Investment
Securities
United States $ 19,499,562 95 .0%
Brazil 770,833 3 .8
Bermuda 249,860 1 .2
Total $ 20,520,255 100 .0%

Janus Henderson Mid Cap Growth Alpha ETF
Schedule of Investments
(unaudited)
January 31, 2025

Schedule of Affiliated
Investments -
(% of Net Assets)
Affiliated
Investments,
at Value at
10/31/24 Purchases
Sales
Proceeds
Realized
Gain/
(Loss)
Change in
Unrealized
Appreciatio n/
(Depreciation)
Affiliated
Investments, at
Value at
1/31/25
............. Shares
Held at
1/31/25
Dividend
Income
Investment Company - 0.1%
Money Market Funds - 0.1%
Janus Henderson Cash
Liquidity Fund LLC,
4.3414%
∞
$ 1,360 $ 45,580 $ (35,328) $ – $ – $ 11,612 11,609 $ 77

Janus Henderson Mid Cap Growth Alpha ETF
Notes to Schedule of Investments and Other Information
(unaudited)
January 31, 2025

LLC Limited Liability Company
REIT Real Estate Investment Trust
* Non-income producing security.
∞ Rate shown is the 7-day yield as of January 31, 2025.
£ The Fund may invest in certain securities that are considered affiliated companies. As defined by the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control.
The following is a summary of the inputs that were used to value the Fund's investments in securities and other financial instruments as of January 31, 2025 . See Notes to Financial Statements for more information.
Valuation Inputs
Summary
Level 1 -
Quoted Prices
Level 2 -
Other Significant
Observable Inputs
Level 3 -
Significant
Unobservable Inputs
Total
Assets
Investments in Securities:
Common Stocks $ 20,508,643 $ — $ — $ 20,508,643
Investment Companies — 11,612 — 11,612
Total Assets $ 20,508,643 $ 11,612 $ — $ 20,520,255

Janus Henderson Mid Cap Growth Alpha ETF

Investment Valuation
Fund holdings are valued in accordance with policies and procedures established by the Adviser pursuant to Rule
2a-5 under the 1940 Act and approved by and subject to the oversight of the Trustees (the “Valuation Procedures”).
Equity securities, including shares of exchange-traded funds, traded on a domestic securities exchange are generally valued at readily available market quotations, which are (i) the official close prices or (ii) last sale prices on the primary market or exchange in which the securities trade. If such price is lacking for the trading period immediately preceding the time of determination, such securities are generally valued at their current bid price. Equity securities that are traded on a foreign exchange are generally valued at the closing prices on such markets. In the event that there is no current trading volume on a particular security in such foreign exchange, the bid price from the primary exchange is generally used to value the security. Foreign securities and currencies are converted to U.S. dollars using the current spot USD dollar exchange rate in effect at the close of the London Stock Exchange. The Fund will determine the market value of individual securities held by it by using prices provided by one or more approved professional pricing services or, as needed, by obtaining market quotations from independent broker-dealers. Most debt securities are valued in accordance with the evaluated bid price supplied by the Adviser-approved pricing service that is intended to reflect market value. The evaluated bid price supplied by the pricing service is an evaluation that may consider factors such as security prices, yields, maturities and ratings. Certain short-term securities maturing within 60 days or less may be evaluated and valued on an amortized cost basis provided that the amortized cost determined approximates market value. Securities for which market quotations or evaluated prices are not readily available or deemed unreliable are valued at fair value determined in good faith by the Adviser pursuant to the Valuation Procedures. Circumstances in which fair valuation may be utilized include, but are not limited to: (i) a significant event that may affect the securities of a single issuer, such as a merger, bankruptcy, or significant issuer-specific development; (ii) an event that may affect an entire market, such as a natural disaster or significant governmental action; (iii) a nonsignificant event such as a market closing early or not opening, or a security trading halt; and (iv) pricing of a non-valued security and a restricted or nonpublic security. Special valuation considerations may apply with respect to “odd-lot” fixed-income transactions which, due to their small size, may receive evaluated prices by pricing services which reflect a large block trade and not what actually could be obtained for the odd-
lot position. The value of the securities of mutual funds held by the Fund, if any, will be calculated using the NAV of such mutual funds, and the prospectuses for such mutual funds explain the circumstances under which they use fair valuation and the effects of using fair valuation. The value of the securities of any cash management pooled investment vehicles that operate as money market funds held by the Fund, if any, will be calculated using the NAV of such funds.
Valuation Inputs Summary
FASB ASC 820, Fair Value Measurements and Disclosures (“ASC 820”), defines fair value, establishes a framework for measuring fair value, and expands disclosure requirements regarding fair value measurements. This standard emphasizes that fair value is a market-based measurement that should be determined based on the assumptions that market participants would use in pricing an asset or liability and establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. These inputs are summarized into three broad levels:
Level 1 – Unadjusted quoted prices in active markets the Fund has the ability to access for identical assets or liabilities.
Level 2 – Observable inputs other than unadjusted quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Assets or liabilities categorized as Level 2 in the hierarchy generally include: debt securities fair valued in accordance with the evaluated bid or ask prices supplied by a pricing service; securities traded on OTC markets and listed securities for which no sales are reported that are fair valued at the latest bid price (or yield equivalent thereof)
obtained from one or more dealers transacting in a market for such securities or by a pricing service approved by the Fund’s Trustees; and certain short-term debt securities with maturities of 60 days or less that are fair valued at amortized cost. Other securities that may be categorized as Level 2 in the hierarchy include, but are not limited to, preferred stocks, bank loans, swaps, investments in unregistered investment companies, options, and forward contracts.
Level 3 – Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.

Janus Henderson Mid Cap Growth Alpha ETF

The inputs or methodology used for fair valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of inputs used as of January 31, 2025 to fair value the Fund’s investments in securities and other financial instruments is included in the “Valuation Inputs Summary” in the Notes to Schedule of
Investments and Other Information.
For additional information on the Fund, please refer to the Fund's most recent semiannual or annual financial statements.
125-25-71259 03-25